Organization and Business Overview (Details) - shares						6 Months Ended
	Jun. 01, 2026	Apr. 29, 2026	Feb. 17, 2026	Apr. 08, 2025	Nov. 27, 2024	May 31, 2026
Organization and Business Overview [Line Items]
Date of incorporation						Jul. 05, 2018
Reclassification of ordinary shares					1,500,000
Voting rights						fifty
Class A Ordinary Shares [Member]
Organization and Business Overview [Line Items]
Reclassification of ordinary shares				1,500,000
Voting rights						one
Class B Ordinary Share [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued		600,000
Reclassification of ordinary shares				1,500,000
Voting rights						50
Class B Ordinary Share [Member] | Ms. Wai Lau [Member]
Organization and Business Overview [Line Items]
Number of Share Adjusted			75,000
Class B Ordinary Share [Member] | Ms. Wai Lau [Member] | Subsequent Event [Member]
Organization and Business Overview [Line Items]
Ordinary shares issued	1,500,000